Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 8,029	$ 7,226	$ 15,551	$ 14,836
Interest expense		1,652	1,391	2,872	2,971
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		52	44	96	77
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,749	6,234	13,279	12,809
Interest expense		1,224	783	2,019	1,746
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		163	133	256	310
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		6,912	6,367	13,535	13,119
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		1,065	815	1,920	1,640
Interest expense		$ 428	$ 608	$ 853	$ 1,225

[1]	Includes $6,912 million and $13,535 million, for the three and six months ended April 30, 2022, respectively, (three and six months ended April 30, 2021 – $6,367 million and $13,119 million, respectively) which have been calculated based on the effective interest rate method (EIRM).